TRADE AND OTHER RECEIVABLES (Details) - Trade receivables	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of financial assets [line items]
Term of trade and other receivables	20 days
Maximum
Disclosure of financial assets [line items]
Term of trade and other receivables	30 days